Supplemental Condensed Consolidating Financial Information	9 Months Ended
Sep. 30, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Condensed Consolidating Financial Information

19. SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

CNH Industrial and certain 100% owned subsidiaries of CNH Industrial (the “Guarantor Subsidiaries”) guarantee the 7.875% Senior Notes issued by Case New Holland Industrial Inc. (formerly known as Case New Holland Inc.) in 2010. As the guarantees are fully unconditional, irrevocable and joint and several with all other guarantees and as the Guarantor Subsidiaries are all 100% owned by CNH Industrial, the Company has included the following condensed consolidating financial information as of September 30, 2015 and December 31, 2014 and for the three and nine months ended September 30, 2015 and 2014. The condensed consolidating financial information reflects investments in consolidated subsidiaries on the equity method of accounting. The goodwill and other intangible assets are allocated to reporting units and are primarily reported by the Guarantor Subsidiaries, except for the portion related to Financial Services which is reported by All Other Subsidiaries. It is not practicable to allocate goodwill and other intangibles to the individual Guarantor Subsidiaries and All Other Subsidiaries.

In an effort to reduce the complexity of the Company’s legal structure and as a part of the Company’s tax planning strategies, CNH Industrial has actively eliminated and transferred legal entities. During the three months ended June 30, 2014, the parent company acquired the assets and operations of a subsidiary related to Agricultural Equipment and Construction Equipment. For comparative purposes, results of prior periods have been restated to include the results and financial position of the subsidiary with the parent entity. These transactions between entities under common control are accounted for at historical cost in accordance with existing accounting guidance. As a consequence, any material future transactions related to CNH Industrial’s legal entity rationalization activities and tax planning strategies may result in a retroactive restatement of the information contained in this note as these transactions are completed.

	Condensed Statements of Operations For the Three Months Ended September 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total Revenues	$336	$2	$3,023	$4,502	$(2,013)	$5,850
Cost and Expenses:
Cost of goods sold	281	—	2,642	3,512	(1,836)	4,599
Selling, general and administrative expenses	35	—	128	402	—	565
Research and development expenses	3	—	68	136	—	207
Restructuring expenses	1	—	1	16	—	18
Interest expense	40	61	53	233	(129)	258
Interest compensation to Financial Services	3	—	45	—	(48)	—
Other, net	20	(1)	34	233	—	286
Total Costs and Expenses	383	60	2,971	4,532	(2,013)	5,933
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(47)	(58)	52	(30)	—	(83)
Income taxes	(2)	(21)	15	64	—	56
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(79)	88	40	(28)	(10)	11
Net income (loss)	(124)	51	77	(122)	(10)	(128)
Net loss attributable to noncontrolling interests	—	—	—	(4)	—	(4)
Net income (loss) attributable to owners of the parent	$(124)	$51	$77	$(118)	$(10)	$(124)

	Condensed Statements of Comprehensive Income For the Three Months Ended September 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$(388)	$(22)	$32	$(589)	$573	$(394)
Comprehensive loss attributable to noncontrolling interests	—	—	—	(6)	—	(6)
Comprehensive income (loss) attributable to parent	$(388)	$(22)	$32	$(583)	$573	$(388)

	Condensed Statements of Operations For the Nine Months Ended September 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total Revenues	$1,154	$7	$7,990	$14,185	$(4,568)	$18,768
Cost and Expenses:
Cost of goods sold	972	—	6,710	11,102	(4,013)	14,771
Selling, general and administrative expenses	100	—	377	1,281	—	1,758
Research and development expenses	8	—	210	404	—	622
Restructuring expenses	1	—	3	48	—	52
Interest expense	121	185	124	805	(411)	824
Interest compensation to Financial Services	9	—	135	—	(144)	—
Other, net	40	(3)	138	323	—	498
Total Costs and Expenses	1,251	182	7,697	13,963	(4,568)	18,525
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(97)	(175)	293	222	—	243
Income taxes	(5)	(66)	68	262	—	259
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	114	290	210	58	(639)	33
Net income	22	181	435	18	(639)	17
Net loss attributable to noncontrolling interests	—	—	—	(5)	—	(5)
Net income attributable to owners of the parent	$22	$181	$435	$23	$(639)	$22

	Condensed Statements of Comprehensive Income For the Nine Months Ended September 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$(251)	$108	$318	$(770)	$337	$(258)
Comprehensive loss attributable to noncontrolling interests	—	—	—	(7)	—	(7)
Comprehensive income (loss) attributable to parent	$(251)	$108	$318	$(763)	$337	$(251)

	Condensed Balance Sheets As of September 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$2	$1	$38	$3,676	$—	$3,717
Deposits in subsidiaries’ cash management pools	90	—	4,920	—	(5,010)	—
Receivables	566	948	4,980	28,904	(15,713)	19,685
Inventories, net	177	—	1,675	5,014	—	6,866
Property, plant and equipment, net	77	—	1,142	5,228	—	6,447
Equipment on operating leases	—	—	—	1,744	—	1,744
Investments in unconsolidated subsidiaries and affiliates	250	—	1	292	—	543
Investments in consolidated subsidiaries	10,072	7,160	1,843	1,402	(20,477)	—
Goodwill and intangibles	10	—	2,788	451	—	3,249
Other	254	163	1,820	2,720	(282)	4,675
Total Assets	$11,498	$8,272	$19,207	$49,431	$(41,482)	$46,926
Liabilities and Equity:
Debt	$6,338	$5,175	$3,441	$30,002	$(18,833)	$26,123
Trade payables	238	109	1,912	5,034	(1,886)	5,407
Other liabilities	510	(82)	3,940	6,863	(286)	10,945
Total equity	4,412	3,070	9,914	7,532	(20,477)	4,451
Total Equity and Liabilities	$11,498	$8,272	$19,207	$49,431	$(41,482)	$46,926

	Condensed Statements of Cash Flow For the Nine Months Ended September 30, 2015
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income	$22	$181	$435	$18	$(639)	$17
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	7	—	152	682	—	841
Other, net	228	(369)	(583)	574	323	173
Net cash provided by (used in) operating activities	257	(188)	4	1,274	(316)	1,031
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(15)	—	(90)	(1,585)	—	(1,690)
Net collections from retail receivables and related securitizations	—	—	—	390	—	390
Withdrawals from subsidiaries’ cash management pools	122	—	(873)	—	751	—
Other, net	(95)	207	1,014	(690)	406	842
Net cash provided by (used in) investing activities	12	207	51	(1,885)	1,157	(458)
Financing Activities:
Net increase (decrease) in indebtedness	—	33	7	(1,154)	-	(1,114)
Dividends paid	(291)	(1)	(74)	(244)	316	(294)
Other, net	24	(50)	13	1,187	(1,157)	17
Net cash provided by (used in) financing activities	(267)	(18)	(54)	(211)	(841)	(1,391)
Effect of foreign exchange rate changes on cash and cash equivalents	(7)	—	(2)	(619)	—	(628)
Increase (decrease) in cash and cash equivalents	(5)	1	(1)	(1,441)	—	(1,446)
Cash and cash equivalents, beginning of year	7	—	39	5,117	—	5,163
Cash and cash equivalents, end of period	$2	$1	$38	$3,676	$—	$3,717

	Condensed Statements of Operations For the Three Months Ended September 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$462	$3	$3,094	$5,683	$(1,503)	$7,739
Cost and Expenses:
Cost of goods sold	401	—	2,445	4,468	(1,316)	5,998
Selling, general and administrative expenses	39	1	168	528	—	736
Research and development expenses	3	—	94	157	—	254
Restructuring expenses	—	—	—	56	—	56
Interest expense	53	56	38	320	(140)	327
Interest compensation to Financial Services	3	—	44	—	(47)	—
Other, net	10	(3)	40	62	—	109
Total Costs and Expenses	509	54	2,829	5,591	(1,503)	7,480
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(47)	(51)	265	92	—	259
Income taxes	(108)	(21)	(1)	237	—	107
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	112	284	79	(66)	(399)	10
Net income (loss)	173	254	345	(211)	(399)	162
Net loss attributable to noncontrolling interests	—	—	—	(11)	—	(11)
Net income (loss) attributable to owners of the parent	$173	$254	$345	$(200)	$(399)	$173

	Condensed Statements of Comprehensive Income For the Three Months Ended September 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$124	$254	$138	$(530)	$125	$111
Comprehensive income (loss) attributable to noncontrolling interests	—	—	—	(13)	—	(13)
Comprehensive income (loss) attributable to parent	$124	$254	$138	$(517)	$125	$124

	Condensed Statements of Operations For the Nine Months Ended September 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total revenues	$1,576	$8	$10,007	$17,805	$(5,206)	$24,190
Cost and Expenses:
Cost of goods sold	1,378	—	7,869	14,200	(4,650)	18,797
Selling, general and administrative expenses	94	1	510	1,635	—	2,240
Research and development expenses	11	—	296	502	—	809
Restructuring expenses	—	—	20	78	—	98
Interest expense	158	169	105	942	(398)	976
Interest compensation to Financial Services	10	—	148	—	(158)	—
Other, net	42	(3)	92	176	—	307
Total Costs and Expenses	1,693	167	9,040	17,533	(5,206)	23,227
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(117)	(159)	967	272	—	963
Income taxes	(102)	(53)	293	270	—	408
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	642	701	276	25	(1,578)	66
Net income	627	595	950	27	(1,578)	621
Net loss attributable to noncontrolling interests	—	—	—	(6)	—	(6)
Net income attributable to owners of the parent	$627	$595	$950	$33	$(1,578)	$627

	Condensed Statements of Comprehensive Income For the Nine Months Ended September 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$670	$595	$433	$(204)	$(833)	$661
Comprehensive income (loss) attributable to noncontrolling interests	—	—	—	(9)	—	(9)
Comprehensive income (loss) attributable to parent	$670	$595	$433	$(195)	$(833)	$670

	Condensed Balance Sheets As of December 31, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$7	$—	$39	$5,117	$—	$5,163
Deposits in subsidiaries’ cash management pools	230	—	4,135	—	(4,365)	—
Receivables	658	1,034	5,479	33,393	(18,038)	22,526
Inventories, net	233	—	1,711	5,064	—	7,008
Property, plant and equipment, net	75	—	1,186	5,604	—	6,865
Equipment on operating leases	—	—	—	1,518	—	1,518
Investments in unconsolidated subsidiaries and affiliates	245	—	1	359	—	605
Investments in consolidated subsidiaries	10,877	6,965	2,110	1,530	(21,482)	—
Goodwill and intangibles	50	—	2,824	460	—	3,334
Other	258	(55)	696	5,164	(1,169)	4,894
Total Assets	$12,633	$7,944	$18,181	$58,209	$(45,054)	$51,913
Liabilities and Equity:
Debt	$5,622	$5,011	$3,275	$34,947	$(19,261)	$29,594
Trade payables	307	18	2,257	6,145	(2,745)	5,982
Other liabilities	1,782	(69)	3,272	7,957	(1,566)	11,376
Total equity	4,922	2,984	9,377	9,160	(21,482)	4,961
Total Equity and Liabilities	$12,633	$7,944	$18,181	$58,209	$(45,054)	$51,913

	Condensed Statements of Cash Flow For the Nine Months Ended September 30, 2014
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income	$627	$595	$950	$27	$(1,578)	$621
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	4	—	168	687	—	859
Other, net	(394)	(581)	(398)	(1,832)	257	(2,948)
Net cash provided by (used in) operating activities	237	14	720	(1,118)	(1,321)	(1,468)
Investing activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(10)	—	(101)	(1,730)	—	(1,841)
Net collections from retail receivables and related securitizations	—	—	—	(99)	—	(99)
Withdrawals from subsidiaries’ cash management pools	39	—	(312)	—	273	—
Other, net	257	—	(494)	(1,350)	2,445	858
Net cash provided by (used in) investing activities	286	—	(907)	(3,179)	2,718	(1,082)
Financing Activities:
Net increase (decrease) in indebtedness	(167)	87	(570)	3,947	(1,030)	2,267
Dividends paid	(367)	(105)	(259)	(789)	1,139	(381)
Other, net	15	4	1,029	473	(1,506)	15
Net cash provided by (used in) financing activities	(519)	(14)	200	3,631	(1,397)	1,901
Effect of foreign exchange rate changes on cash and cash equivalents	(6)	—	(1)	(296)	—	(303)
Increase (decrease) in cash and cash equivalents	(2)	—	12	(962)	—	(952)
Cash and cash equivalents, beginning of year	5	—	38	5,524	—	5,567
Cash and cash equivalents, end of period	$3	$—	$50	$4,562	$—	$4,615